Debt	9 Months Ended	12 Months Ended
	Sep. 30, 2024	Dec. 31, 2023
Debt Disclosure [Abstract]
Debt

Note 6. Debt

Working Capital Line of Credit

On March 31, 2021, Keeler & Co. and Coastal Pride entered into a loan and security agreement (“Loan Agreement”) with Lighthouse Financial Corp., a North Carolina corporation (“Lighthouse”). Pursuant to the terms of the Loan Agreement, Lighthouse made available to Keeler & Co. and Coastal Pride (together, the “Borrowers”) a $5,000,000 revolving line of credit for a term of thirty-six months, renewable annually for one-year periods thereafter. Amounts due under the line of credit are represented by a revolving credit note issued to Lighthouse by the Borrowers.

The advance rate of the revolving line of credit is 85% with respect to eligible accounts receivable and the lower of 60% of the Borrowers’ eligible inventory, or 80% of the net orderly liquidation value, subject to an inventory sublimit of $2,500,000. The inventory portion of the loan will never exceed 50% of the outstanding balance. Interest on the line of credit is the prime rate (with a floor of 3.25%), plus 3.75% which increased to 4.75% in 2022. The Borrowers paid Lighthouse a facility fee of $50,000 in three instalments of $16,667 in March, April and May 2021 and paid an additional facility fee of $25,000 on each anniversary of March 31, 2021. On January 14, 2022, the maximum inventory advance under the line of credit was adjusted from 50% to 70% until June 30, 2022, 65% to July 31, 2022, 60% to August 31, 2022 and 55% to September 30, 2022 at a monthly fee of 0.25% on the portion of the loan in excess of the 50% advance in order to increase imports to meet customer demand.

The line of credit was secured by a first priority security interest on all the assets of each Borrower. Pursuant to the terms of a guaranty agreement, the Company guaranteed the obligations of the Borrowers under the note and John Keeler, Executive Chairman and Chief Executive Officer of the Company, provided a personal guaranty of up to $1,000,000 to Lighthouse. During the six months ended June 30, 2023, cash proceeds from the working capital line of credit totaled $2,405,034 and cash payments to the working capital line of credit totaled $4,182,971.

On June 16, 2023, the Company terminated the Loan Agreement and paid a total of approximately $108,400 to Lighthouse which included, as of June 16, 2023, an outstanding principal balance of approximately $93,400, accrued interest of approximately $9,900, and other fees incurred in connection with the line of credit of approximately $4,900. Upon the repayment of the total outstanding indebtedness owing to Lighthouse, the Loan Agreement and all other related financing agreements and documents entered into in connection with the Loan Agreement were deemed terminated.

John Keeler Promissory Notes

As of September 30, 2024, the Company paid off the unsecured promissory notes with John Keeler and paid interest expense of $4,435. During the nine months ended September 30, 2023, the Company paid interest expense of $39,930. These notes are payable on demand and accrue interest at an annual rate of 6%. The Company made principal payments of $165,620 and $124,161 during the nine months ended September 30, 2024 and 2023, respectively.

Walter Lubkin Jr. Note

On November 26, 2019, the Company issued a five-year unsecured promissory note in the principal amount of $500,000 to Walter Lubkin Jr. as part of the purchase price for the Coastal Pride acquisition. The note bears interest at the rate of 4% per annum. The note is payable quarterly in an amount equal to the lesser of (i) $25,000 or (ii) 25% of the EBITDA of Coastal Pride, as determined on the first day of each quarter.

For the year ended December 31, 2023, $250,000 of the outstanding principal was paid in shares of common stock of the Company.

As of September 30, 2024, $3,136 of the outstanding interest to date was accrued on the note by the Company.

Interest expense for the note totaled approximately $3,000 and $10,600 during nine months ended September 30, 2024 and 2023, respectively.

As of September 30, 2024 and December 31, 2023, the outstanding principal balance on the note totaled $100,000.

Lind Global Fund II LP notes

2022 Note

On January 24, 2022, the Company entered into a securities purchase agreement with Lind Global Fund II LP, a Delaware limited partnership (“Lind”), pursuant to which the Company issued Lind a secured, two-year, interest free convertible promissory note in the principal amount of $5,750,000 (the “2022 Lind Note) and a five-year warrant to purchase 1,000,000 shares of common stock at an exercise price of $4.50 per share, subject to customary adjustments (1,000 shares of common stock at an exercise price of $4,500 per share after taking into account the Company’s Reverse Stock Split). The warrant provides for cashless exercise and for full ratchet anti-dilution if the Company issues securities at less than $4.50 per share (exercise price of $4,500 per share after taking into account the Company’s Reverse Stock Split). In connection with the issuance of the 2022 Lind Note and the warrant, the Company paid a $150,000 commitment fee to Lind and $87,144 of debt issuance costs. The Company recorded a total of $2,022,397 debt discount at issuance of the debt, including original issuance discount of $750,000, commitment fee of $150,000, $87,144 debt issuance cost, and $1,035,253 related to the fair value of warrants issued. Amortization expense recorded in interest expense totaled $0 and $643,778 for the nine months ended September 30, 2024 and 2023, respectively.

The outstanding principal under the 2022 Lind Note was payable commencing July 24, 2022, in 18 consecutive monthly installments of $333,333, at the Company’s option, in cash or shares of common stock at a price (the “Repayment Share Price”) based on 90% of the five lowest volume weighted average prices (“VWAP”) during the 20-days prior to the payment date with a floor price of $1.50 per share (the “Floor Price”) (floor price of $1,500 per share after taking into account the Company’s Reverse Stock Split), or a combination of cash and stock provided that if at any time the Repayment Share Price is deemed to be the Floor Price, then in addition to shares, the Company would pay Lind an additional amount in cash as determined pursuant to a formula contained in the 2022 Lind Note.

In connection with the issuance of the 2022 Lind Note, the Company granted Lind a first priority security interest and lien on all of its assets, including a pledge of its shares in Keeler & Co., pursuant to a security agreement and a stock pledge agreement with Lind, dated January 24, 2022 (the “2022 Security Agreement). Each subsidiary of the Company also granted a second priority security interest in all of its respective assets.

The 2022 Lind Note was mandatorily payable prior to maturity if the Company issued any preferred stock (with certain exceptions described in the note) or, if the Company or its subsidiaries issued any debt. The Company also agreed not to issue or sell any securities with a conversion, exercise or other price based on a discount to the trading prices of the Company’s stock or to grant the right to receive additional securities based on future transactions of the Company on terms more favorable than those granted to Lind, with certain exceptions.

If the Company failed to maintain the listing and trading of its common stock, the note would become due and payable and Lind may convert all or a portion of the outstanding principal at the lower of the then current conversion price and 80% of the average of the 3-day VWAP during the 20 days prior to delivery of the conversion notice.

If the Company engaged in capital raising transactions, Lind had the right to purchase up to 10% of the new securities.

The 2022 Lind Note was convertible into common stock at $5.00 per share ($5,000 per share after taking into account the Company’s Reverse Stock Split), subject to certain adjustments, on April 22, 2022; provided that no such conversion may be made that would result in beneficial ownership by Lind and its affiliates of more than 4.99% of the Company’s outstanding shares of common stock. If shares are issued by the Company at less than the conversion price, the conversion price will be reduced to such price.

Upon a change of control of the Company, as defined in the 2022 Lind Note, Lind had the right to require the Company to prepay 10% of the outstanding principal amount of the 2022 Lind Note. The Company may prepay the outstanding principal amount of the note, provided Lind may convert up to 25% of the principal amount of the 2022 Lind Note at a price per share equal to the lesser of the Repayment Share Price or the conversion price. The 2022 Lind Note contained certain negative covenants, including restricting the Company from certain distributions, stock repurchases, borrowing, sale of assets, loans and exchange offers.

Upon an event of default as described in the 2022 Lind Note, the 2022 Lind Note would become immediately due and payable at a default interest rate of 125% of the then outstanding principal amount. Upon a default, all or a portion of the outstanding principal amount may be converted into shares of common stock by Lind at the lower of the conversion price and 80% of the average of the three lowest daily VWAPs.

During the year ended December 31, 2023, the Company made aggregate principal payments on the 2022 Lind Note of $2,075,900 through the issuance of an aggregate of 27,584 shares of common stock, including a principal payment of $1,094,800 through the issuance of an aggregate of 7,471 shares of common stock during the six months ended June 30, 2023. On September 15, 2023, the Company paid $2,573,142 to Lind and the 2022 Lind Note was extinguished.

2023 Note

On May 30, 2023, the Company entered into a securities purchase agreement (the “Purchase Agreement”) with Lind pursuant to which the Company issued to Lind a secured, two-year, interest free convertible promissory note in the principal amount of $1,200,000 (the “2023 Lind Note”) and a warrant (the “Lind Warrant”) to purchase 8,701 shares of common stock of the Company commencing six months after issuance and exercisable for five years at an exercise price of $122.50 per share. The Lind Warrant includes cashless exercise and full ratchet anti-dilution provisions. In connection with the issuance of the Lind Note and the Lind Warrant, the Company paid Lind a $50,000 commitment fee. The proceeds from the sale of the Note and Warrant are for general working capital purposes.

In connection with the issuance of the 2022 Lind Note, the Company and Lind amended the 2022 Security Agreement to include the new 2023 Lind Note, pursuant to an amended and restated security agreement, dated May 30, 2023, between the Company and Lind.

The Company agreed to file a registration statement with the Securities and Exchange Commission covering the resale of the shares of common stock issuable pursuant to the 2023 Lind Note and Lind Warrant. Lind was also granted piggyback registration rights.

If the Company engages in capital raising transactions, Lind has the right to purchase up to 20% of the new securities for 24 months.

The 2023 Lind Note is convertible into common stock of the Company after the earlier of 90 days from issuance or the date the registration statement is effective, provided that no such conversion may be made that would result in beneficial ownership by Lind and its affiliates of more than 4.99% of the Company’s outstanding shares of common stock. The conversion price of the 2023 Lind Note is equal to the lesser of: (i) $120.00; or (ii) 90% of the lowest single volume-weighted average price during the twenty-trading day period ending on the last trading day immediately preceding the applicable conversion date, subject to customary adjustments. The maximum number of shares of common stock to be issued in connection with the conversion of the 2023 Lind Note and the exercise of the Lind Warrant, in the aggregate, will not, exceed 19.9% of the outstanding shares of common stock of the Company immediately prior to the date of the 2023 Lind Note, in accordance with NASDAQ rules and guidance. Due to the variable conversion price of the 2023 Lind Note, the embedded conversion feature was accounted as a derivative liability. The fair value of the derivative liability at issuance amounting to $264,687 was recorded as debt discount and amortized over the term of the note.

The 2023 Lind Note contains certain negative covenants, including restricting the Company from certain distributions, stock repurchases, borrowing, sale of assets, loans and exchange offers.

Upon the occurrence of an event of default as described in the 2023 Lind Note, the 2023 Lind Note will become immediately due and payable at a default interest rate of 120% of the then outstanding principal amount of the Lind Note.

The Warrant entitles the Lind to purchase up to 8,701 shares of common stock of the Company during the exercise period commencing on the date that is six months after the issue date (“Exercise Period Commencement”) and ending on the date that is sixty months from the Exercise Period Commencement at an exercise price of $122.50 per share, subject to customary adjustments. The Warrant includes cashless exercise and full ratchet anti-dilution provisions.

On July 27, 2023, the Company, entered into a First Amendment to the Purchase Agreement (the “Purchase Agreement Amendment”) with Lind, which provided for the issuance of further senior convertible promissory notes up to an aggregate principal amount of up to $1,800,000 and the issuance of additional warrants in such amounts as the Company and Lind shall mutually agree.

Pursuant to the Purchase Agreement Amendment, the Company issued to Lind a two-year, interest free convertible promissory note in the principal amount of $300,000 and a warrant to purchase 3,505 shares of common stock of the Company at an exercise price of $67.00 per share for $250,000. In connection with the issuance of the note and the warrant, the Company paid a $12,500 commitment fee. The proceeds from the sale of the note and warrant are for general working capital purposes.

Due to the variable conversion price of the convertible promissory note, pursuant to the Purchase Agreement Amendment, the embedded conversion feature was accounted for as a derivative liability. The fair value of the derivative liability at issuance amounting to $118,984 was recorded as debt discount and amortized over the term of the note.

During the nine months ended September 30, 2024, $1,144,900 of note principal was converted to 571,531 shares of common stock. As of September 30, 2024, the outstanding balance on the notes was $355,100, net of debt discount of $160,056, and totaling $195,044. For the nine months ended September 30, 2024 and 2023, amortization of debt discounts totaled $858,614 and $88,618, respectively.

Agile Lending, LLC Loans

On June 14, 2023, the Company, through its subsidiary Keeler & Co. (“Borrowers”) entered into a subordinated business loan and security agreement with Agile Lending, LLC as lead lender (“Agile”) and Agile Capital Funding, LLC as collateral agent, which provides for a term loan to the Company in the amount of $525,000 which principal and interest (of $231,000) is due on December 15, 2023. Commencing June 23, 2023, the Company is required to make weekly payments of $29,077 until the due date. The loan may be prepaid subject to a prepayment fee. An administrative agent fee of $25,000 was paid on the loan which was recognized as a debt discount and amortized over the term of the loan. In connection with the loan, Agile was issued a subordinated secured promissory note, dated June 14, 2023, in the principal amount of $525,000 which note is secured by all of the Borrower’s assets, including receivables. For the year ended December 31, 2023, the Company made principal and interest payments on the loan totaling $525,000 and $116,658, respectively, and the outstanding interest balance was refinanced on January 2, 2024 loan. The refinancing provides for a term loan to the Company in the amount of $122,491 which principal and interest (of $48,996) is due on May 31, 2024. Commencing January 5, 2024, the Company is required to make weekly payments of $7,795 until the due date. The loan may be prepaid subject to a prepayment fee. An administrative agent fee of $5,833 was paid on the loan. A default interest rate of 5% will become effective upon the occurrence of an event of default. In connection with the refinanced loan, Agile was issued a subordinated secured promissory note, dated January 2, 2024, in the principal amount of $122,491 which note is secured by all of the Borrower’s assets, including receivables. For the nine months ended September 30, 2024, the Company made principal payments on the loan totaling $122,491 and interest payments of $48,996. The outstanding balance on the loan was $0 as of September 30, 2024.

On October 19, 2023, the Borrowers entered into a subordinated business loan and security agreement with Agile and Agile Capital as collateral agent, which provides for a term loan to the Company in the amount of $210,000 which principal and interest (of $84,000) and is due on April 1, 2024. Commencing October 19, 2023, the Company is required to make weekly payments of $12,250 until the due date. The loan may be prepaid subject to a prepayment fee. An administrative agent fee of $10,000 was paid on the loan which was recognized as a debt discount and amortized over the term of the loan. In connection with the loan, Agile was issued a subordinated secured promissory note, dated October 19, 2023, in the principal amount of $210,000 which note is secured by all of the Borrowers’ assets, including receivables. For the nine months ended September 30, 2024, the Company made principal payments on the loan totaling $112,000 and interest payments of $84,000. The outstanding balance on the loan was $0 as of September 30, 2024.

On March 1, 2024, the Borrowers entered into a subordinated business loan and security agreement with Agile and Agile Capital as collateral agent, which provides for a term loan to the Company in the amount of $210,000 which principal and interest (of $79,800) is due on August 29, 2024. Commencing March 7, 2024, the Company is required to make weekly payments of $11,146 until the due date. The loan may be prepaid subject to a prepayment fee. An administrative agent fee of $10,000 was paid on the loan which was recognized as a debt discount and amortized over the term of the loan. In connection with the loan, Agile was issued a subordinated secured promissory note, dated March 1, 2024, in the principal amount of $210,000 which note is secured by all of the Borrowers’ assets, including receivables. For the nine months ended September 30, 2024, the Company made principal payments on the loan totaling $210,000 and interest payments of $79,800. The outstanding balance on the loan was $0 as of September 30, 2024.

On May 9, 2024, the Borrowers entered into a subordinated business loan and security agreement with Agile and Agile Capital as collateral agent, which provides for a term loan to the Company in the amount of $210,000 which principal and interest (of $84,000) is due on November 22, 2024. Commencing May 17, 2024, the Company is required to make weekly payments of $10,500 until the due date. The loan may be prepaid subject to a prepayment fee. An administrative agent fee of $10,000 was paid on the loan which was recognized as a debt discount and amortized over the term of the loan. In connection with the loan, Agile was issued a subordinated secured promissory note, dated May 9, 2024, in the principal amount of $210,000 which note is secured by all of the Borrowers’ assets, including receivables. For the nine months ended September 30, 2024, the Company made principal payments on the loan totaling $210,000 and no interest payments were made. The outstanding balance on the loan was $0 as of September 30, 2024.

On July 25, 2024, the Borrowers entered into a subordinated business loan and security agreement with Agile and Agile Capital as collateral agent, which provides for a term loan to the Company in the amount of $210,000 which principal and interest (of $84,000) is due on January 31, 2025. Commencing August 2, 2024, the Company is required to make weekly payments of $10,889 until the due date. The loan may be prepaid subject to a prepayment fee. An administrative agent fee of $10,000 was paid on the loan which was recognized as a debt discount and amortized over the term of the loan. In connection with the loan, Agile was issued a subordinated secured promissory note, dated July 25, 2024, in the principal amount of $210,000 which note is secured by all of the Borrowers’ assets, including receivables. For the nine months ended September 30, 2024, the Company made principal payments on the loan totaling $98,000 and no interest payments were made. The outstanding balance on the loan was $112,000 as of September 30, 2024.

ClearThink Term Loan

On January 18, 2024, the Company entered into the Revenue-Based Factoring MCA Plus Agreement with ClearThink Capital LLC (“ClearThink”) which provides, among other things, for a 33-week term loan in the principal amount of $200,000 (with an additional one-time commitment fee of $50,000). Interest accrues at the rate of 25% per annum with an additional 5% default interest rate or $50,000 will be added to the principal amount and accrue after principal is paid. The Company is required to make biweekly payments of $14,706, commencing February 1, 2024 for the term of the agreement. On January 25, 2024, the Company issued 7,092 shares of common stock to ClearThink as a commitment fee, with a fair value of $50,000. For the nine months ended September 30, 2024, the Company made principal payments on the loan totaling $200,000 and interest payments of $50,000. The outstanding balance on the loan was $0 as of September 30, 2024.

1800 Diagonal Notes

On April 16, 2024, the Company issued to 1800 Diagonal Lending LLC, a Virginia limited liability company (“Diagonal”), a convertible promissory note in the principal amount of $138,000 with an original issue discount of $23,000 (the “First Diagonal Note”). The First Diagonal Note has a one-time interest payment of $26,220 paid upon issuance and a maturity date of January 15, 2025. The proceeds from the sale of the First Diagonal Note are for general working capital. Upon the occurrence of an event of default as described in the First Diagonal Note, the note will become immediately due and payable at a default interest rate of 22% of the then outstanding principal amount of the note. Additionally, Diagonal will have the right to convert all or any part of the outstanding and unpaid amount of the note into shares of the Company’s common stock at a conversion price of 61% of the market price as described in the First Diagonal Note. The Company may not, without Diagonal’s written consent, sell, lease, or otherwise dispose of any significant portion of its assets except in the ordinary course of business. The Company will reserve a sufficient number of shares to provide for the issuance of shares upon the full conversion of the First Diagonal Note. For the nine months ended September 30, 2024, the Company made principal payments on the loan totaling $138,000 and interest payments of $26,220. The outstanding balance on the loan was $0 as of September 30, 2024.

On September 9, 2024, the Company issued to Diagonal a convertible promissory note in the principal amount of $179,400 with an original issue discount of $23,400 (the “Second Diagonal Note”). The Second Diagonal Note has an interest rate of 13% with a one-time interest payment of $23,322 paid upon issuance and a maturity date of June 15, 2025. The proceeds from the sale of the Second Diagonal Note are for general working capital. Upon the occurrence of an event of default as described in the Second Diagonal Note, the note will become immediately due and payable at a default interest rate of 22% of the then outstanding principal amount of the note. Additionally, Diagonal will have the right to convert all or any part of the outstanding and unpaid amount of the Second Diagonal Note into shares of the Company’s common stock at a conversion price of 65% of the market price as described in the note. The Company may not, without Diagonal’s written consent, sell, lease, or otherwise dispose of any significant portion of its assets except in the ordinary course of business. The Company will reserve a sufficient number of shares to provide for the issuance of shares upon the full conversion of the Second Diagonal Note. The Company is required to make monthly payments starting March 15, 2025, until the due date of June 15, 2025. The first payment due March 15, 2025, is $131,769. The monthly payment for April 15, 2025, May 15, 2025, and June 15, 2025, is $23,651. For the nine months ended September 30, 2024, no principal and interest payments were made. The outstanding balance on the loan was $179,400 as of September 30, 2024.

The Hart Note

On April 16, 2024, the Company entered into a securities purchase agreement (the “Purchase Agreement”) with Hart Associates, LLC, a Delaware limited liability company (the “Hart”), pursuant to which the Company issued a promissory note in the principal amount of $300,000 and will issue 10,000 shares of its common stock to Hart (the “Hart Note”). The Hart Note has a one-time interest payment of $50,000 payable on the maturity date of May 15, 2024, which was extended to August 15, 2024. The proceeds from the sale of the Hart Note are for general working capital. The Company may prepay the Hart Note at any time without penalty. The Company’s failure to comply with the material terms of the Hart Note will be considered an event of default and the principal sum of the Hart Note will increase by 20% of the outstanding balance for each subsequent 30 days it remains in default. For the nine months ended September 30, 2024, the Company made principal payments on the loan totaling $250,000, and interest payments of $50,000. The outstanding balance on the loan was $0 as of September 30, 2024.

The FirstFire Note

On May 17, 2024, the Company entered into a promissory note with FirstFire Global Opportunities Fund, LLC, a Delaware limited liability company (the “FirstFire”), pursuant to which the Company issued a promissory note in the principal amount of $240,000 with an original discount of $40,000 (the “FirstFire Note”). The FirstFire Note accrues interest at a rate of 19% per annum and has a maturity date of April 17, 2025. The proceeds from the sale of the FirstFire Note are for general corporate purposes. The FirstFire Note has mandatory monthly payments due the 17th of each month. The initial payment on August 17, 2024 is $185,600. Monthly payments from September 2024 – December 2024 are $22,000. Monthly payments from January 2025 - April 2025 are $3,000. The Company may prepay the FirstFire Note at any time without penalty. The Company’s failure to comply with the material terms of the FirstFire Note will be considered an event of default and the principal sum of the FirstFire Note will become immediately due and payable at an amount equal to 150% times the sum of (i) the then outstanding principal amount of the note plus (ii) accrued and unpaid interest on the unpaid principal amount of the note to the date of payment plus (iii) default interest, (iv) plus (v) any other amounts owed to FirstFire. After the occurrence of an event of default, at any time, the FirstFire shall have the right, to convert all or any part of the outstanding and unpaid amount of the FirstFire Note into fully paid and non-assessable shares of our common stock. The conversion price shall be 61% multiplied by the Market Price (as defined in the FirstFire Note) (representing a discount rate of 39%). While the FirstFire Note remains outstanding, we will reserve 40,000 shares of our common stock free from preemptive rights, to provide for the issuance upon the full conversion of the FirstFire Note. While the FirstFire Note remains outstanding, we shall not, without the FirstFire’s written consent, sell, lease, or otherwise dispose of any significant portion of our assets outside the ordinary course of business. For the nine months ended September 30, 2024, the Company made principal payments on the loan totaling $240,000, and interest payments of $40,000. The outstanding balance on the loan was $0 as of September 30, 2024.

Interest expense totaled $1,645,492 and $1,470,143 for the nine months ended September 30, 2024 and 2023, respectively. For the nine months ended September 30, 2024, approximately $927,100, $505,500 and $97,200 of the balance was related to amortization on debt discount, cash paid interest, and accrued interest. The remainder of the balance was related to amortization of loan costs.

August 2024 Private Placement Offering

In August, 2024, the Company entered into securities purchase agreements (each a “Securities Purchase Agreement”) with each of Quick Capital, LLC, a Wyoming limited liability company (“Quick Capital”) and Jefferson Street Capital, LLC, a New Jersey limited liability company (“Jefferson”) whereby we issued promissory notes in the aggregate principal amount of $550,000 (the “August Private Placement Offering”).

The Company agreed to issue to Quick Capital and Jefferson up to 39,300 shares of our Common Stock as a “Commitment Fee”

As part of the August Private Placement Offering, the Company issued two promissory notes each in the principal amount of $275,000 with an original issue discount of $25,000 (the “Private Placement Notes”). The Private Placement Notes have a one-time interest payment of $27,500. Thereafter, any principal amount of interest which is not paid upon maturity will accrue at a rate of the lesser of (i) sixteen percent (16%) per annum, or (ii) the maximum amount permitted by law from the due date thereof until the same is paid. The Private Placement Notes have a maturity date of 10 months after issuance and the proceeds from the notes are for general corporate purposes. The Company agreed to issue to each of Quick Capital and Jefferson 19,650 shares of Common Stock as additional consideration for entering into Private Placement Notes.

The investors have the right, at any time on or following the earlier of (i) the date that any of the shares are registered for resale under a registration statement of the Company or (ii) the date that is six (6) months after the issue date, to convert all or any portion of the then outstanding and unpaid principal and interest into fully paid and non-assessable shares of our Common Stock. The conversion price shall be $1.50, subject to adjustments. We have agreed to reserve a sufficient number of Common Stock (initially, 2,000,000 shares) for issuance upon conversion of the Private Placement Notes in accordance with their terms.

If an event of default occurs under the Private Placement Notes, the investors have the right to convert all amounts outstanding under the notes at any time thereafter into shares of Common Stock at the lesser of (i) the then applicable conversion price under the notes or (ii) the Market Price. “Market Price” shall mean 85% of the lowest VWAP on any trading day during the ten (10) trading days prior to the respective conversion date. “VWAP” means, for any security as of any date, the dollar volume-weighted average price for such security on the principal market during the period beginning at 9:30 a.m., Eastern Standard Time, and ending at 4:00 p.m., Eastern Standard Time, as reported by Quotestream or other similar quotation service provider designated by the investors.

The Company may prepay the Private Placement Notes at any time with fifteen (15) trading days prior written notice (the “Prepayment Notice Period”). During the Prepayment Notice Period, the investor shall have the right to convert all or any portion of the Private Placement Notes pursuant to the terms of the notes, including the amount of the Private Placement Notes to be prepaid. If the Company exercises its right to prepay the notes, the Company shall make payment to the investor of an amount in cash equal to the sum of: (i) 100% multiplied by the principal amount then outstanding plus (ii) accrued and unpaid interest on the principal amount to the Prepayment Notice Date, and (iii) $750 to reimburse the investor for administrative fees.

If the Company delivers a prepayment notice and fails to pay the applicable prepayment amount, the Company shall forever forfeit its right to prepay any part of the Private Placement Notes.

The Private Placement Notes have mandatory monthly payments of $43,200. The initial payments are due on November 9, 2024 and November 12, 2024, respectively.

The Company’s failure to comply with the material terms of the Private Placement Notes will be considered an event of default and the principal sum of the Private Placement Notes will become immediately due and payable at an amount equal to the principal amount then outstanding plus accrued interest (including any default interest) through the date of full repayment multiplied by 135%, as well as all costs, all without demand, presentment or notice, unless expressly waived by the investor.

The investors may assign their rights to any “accredited investor” (as defined in Rule 501(a) of the 1933 Act) in a private transaction or to any of its affiliates without the consent of the Company.

While the Private Placement Notes remain outstanding, we shall not, without the investor’s written consent (i) (a) pay, declare or set apart for such payment, any dividend or other distribution on shares of capital stock other than dividends on shares of Common Stock solely in the form of additional shares of Common Stock or (b) directly or indirectly or through any subsidiary make any other payment or distribution with respect to its capital stock except for distributions pursuant to any shareholders’ rights plan which is approved by a majority of the Company’s disinterested directors, (ii) redeem, repurchase or otherwise acquire (whether for cash or in exchange for property or other securities or otherwise) in any one transaction or series of related transactions any shares of capital stock of the Company or any warrants, rights or options to purchase or acquire any such shares, or repay any indebtedness of the investor (iii) advance any loans made in the ordinary course of business in excess of $100,000, (iv) sell, lease or otherwise dispose of any significant portion of our assets outside the ordinary course of business, and (v) enter into any transaction or arrangement structured in accordance with, based upon, or related or pursuant to, in whole or in part, either Section 3(a)(9) or Section 3(a)(10) of the Securities Act.

In conjunction with the August Private Placement Offering, the Company entered into a registration rights agreement with each of Quick Capital and Jefferson. The Company agreed to file a registration statement with the Securities and Exchange Commission to register the re-sale of the maximum number of shares of Common Stock covered in the August Private Placement Offering within sixty (60) calendar days from the date of execution.

Note 7. Debt and Derivatives

Working Capital Line of Credit

On March 31, 2021, Keeler & Co. and Coastal Pride entered into a loan and security agreement (“Loan Agreement”) with Lighthouse Financial Corp., a North Carolina corporation (“Lighthouse”). Pursuant to the terms of the Loan Agreement, Lighthouse made available to Keeler & Co. and Coastal Pride (together, the “Borrowers”) a $5,000,000 revolving line of credit for a term of thirty-six months, renewable annually for one-year periods thereafter. Amounts due under the line of credit were evidenced by a revolving credit note issued to Lighthouse by the Borrowers.

The advance rate of the revolving line of credit was 85% with respect to eligible accounts receivable and the lower of 60% of the Borrowers’ eligible inventory, or 80% of the net orderly liquidation value, subject to an inventory sublimit of $2,500,000. The inventory portion of the loan could never exceed 50% of the outstanding balance. Interest on the line of credit was the prime rate (with a floor of 3.25%), plus 3.75% which increased to 4.75% in 2022. The Borrowers paid Lighthouse a facility fee of $50,000 in three instalments of $16,667 in March, April and May 2021 and an additional facility fee of $25,000 on each anniversary of March 31, 2021. On January 14, 2022, the maximum inventory advance under the line of credit was adjusted from 50% to 70% until June 30, 2022, 65% to July 31, 2022, 60% to August 31, 2022 and 55% to September 30, 2022 at a monthly fee of 0.25% on the portion of the loan in excess of the 50% advance, in order to increase imports to meet customer demand.

The line of credit was secured by a first priority security interest on all the assets of each Borrower. Pursuant to the terms of a guaranty agreement, the Company guaranteed the obligations of the Borrowers under the note and John Keeler, Executive Chairman and Chief Executive Officer of the Company, provided a personal guaranty of up to $1,000,000 to Lighthouse.

For the year ended December 31, 2022, cash proceeds from the working capital line of credit totaled $12,552,008 and cash payments to the working capital line of credit totaled $13,144,141. The outstanding balance owed to Lighthouse as of December 31, 2022 was $1,776,068.

On June 16, 2023, the Company terminated the Loan Agreement and paid a total of approximately $108,400 to Lighthouse which included, as of June 16, 2023, an outstanding principal balance of approximately $93,400, accrued interest of approximately $9,900, and other fees incurred in connection with the line of credit of approximately $4,900. Upon the repayment of the total outstanding indebtedness owing to Lighthouse, the Loan Agreement and all other related financing agreements and documents entered into in connection with the Loan Agreement were deemed terminated.

John Keeler Promissory Notes – Subordinated

The Company had unsecured promissory notes outstanding to John Keeler of $165,620 and $893,000 as of December 31, 2023 and 2022, respectively. These notes are payable on demand and bear an annual interest rate of 6%. Since March 31, 2021, these notes are subordinated to the Lighthouse note. The Company made principal payments during the year ended December 31, 2023 and 2022 of $157,380 and $67,000, respectively. During the year ended December 31, 2023, the Company issued 79,167 shares of its common stock to settle $570,000 principal of the subordinated notes.

Walter Lubkin Jr. Note

On November 26, 2019, the Company issued a five-year unsecured promissory note in the principal amount of $500,000 to Walter Lubkin Jr. as part of the purchase price for the Coastal Pride acquisition. The note bears interest at the rate of 4% per annum. The note is payable quarterly in an amount equal to the lesser of (i) $25,000 or (ii) 25% of the EBITDA of Coastal Pride, as determined on the first day of each quarter.

For the year ended December 31, 2022, $38,799 of the outstanding principal and accrued interest was paid in cash and $104,640 of the outstanding principal and accrued interest was paid in shares of common stock of the Company.

For the year ended December 31, 2023, $250,000 of the outstanding principal was paid in shares of common stock of the Company.

Interest expense for the note totaled approximately $14,100 and $18,000 during the year ended December 31, 2023 and December 31, 2022, respectively.

As of December 31, 2023 and December 31, 2022, the outstanding principal balance on the note totaled $100,000 and $350,000, respectively.

Lind Global Fund II LP notes

2022 Note

On January 24, 2022, the Company entered into a securities purchase agreement with Lind Global Fund II LP, a Delaware limited partnership (“Lind”), pursuant to which the Company issued Lind a secured, two-year, interest free convertible promissory note in the principal amount of $5,750,000 (the “2022 Lind Note) and a five-year warrant to purchase 1,000,000 shares of common stock at an exercise price of $4.50 per share, subject to customary adjustments (1,000 shares of common stock at an exercise price of $4,500 per share after taking into account the Company’s Reverse Stock Split). The warrant provides for cashless exercise and for full ratchet anti-dilution if the Company issues securities at less than $4.50 per share (exercise price of $4,500 per share after taking into account the Company’s Reverse Stock Split). In connection with the issuance of the 2022 Lind Note and the warrant, the Company paid a $150,000 commitment fee to Lind and $87,144 of debt issuance costs. The Company recorded a total of $2,022,397 debt discount at issuance of the debt, including original issuance discount of $750,000, commitment fee of $150,000, $87,144 debt issuance cost, and $1,035,253 related to the fair value of warrants issued. Amortization expense recorded in interest expense totaled $643,777 and $1,378,620 for the year ended December 31, 2023 and 2022, respectively. As of December 31, 2023 and December 31, 2022, the unamortized discount on the 2022 Lind Note was $0 and $643,777, respectively.

The outstanding principal under the 2022 Lind Note is payable commencing July 24, 2022, in 18 consecutive monthly installments of $333,333, at the Company’s option, in cash or shares of common stock at a price (the “Repayment Share Price”) based on 90% of the five lowest volume weighted average prices (“VWAP”) during the 20-days prior to the payment date with a floor price of $1.50 per share (the “Floor Price”) (floor price of $1,500 per share after taking into account the Company’s Reverse Stock Split), or a combination of cash and stock provided that if at any time the Repayment Share Price is deemed to be the Floor Price, then in addition to shares, the Company will pay Lind an additional amount in cash as determined pursuant to a formula contained in the 2022 Lind Note.

In connection with the issuance of the 2022 Lind Note, the Company granted Lind a first priority security interest and lien on all of its assets, including a pledge of its shares in Keeler & Co., pursuant to a security agreement and a stock pledge agreement with Lind, dated January 24, 2022 (the “2022 Security Agreement). Each subsidiary of the Company also granted a second priority security interest in all of its respective assets.

The 2022 Lind Note is mandatorily payable prior to maturity if the Company issues any preferred stock (with certain exceptions described in the note) or, if the Company or its subsidiaries issues any indebtedness. The Company also agreed not to issue or sell any securities with a conversion, exercise or other price based on a discount to the trading prices of the Company’s stock or to grant the right to receive additional securities based on future transactions of the Company on terms more favorable than those granted to Lind, with certain exceptions.

If the Company fails to maintain the listing and trading of its common stock, the note will become due and payable and Lind may convert all or a portion of the outstanding principal at the lower of the then current conversion price and 80% of the average of the 3-day VWAP during the 20 days prior to delivery of the conversion notice.

If the Company engages in capital raising transactions, Lind has the right to purchase up to 10% of the new securities.

The 2022 Lind Note is convertible into common stock at $5.00 per share ($5,000 per share after taking into account the Company’s Reverse Stock Split), subject to certain adjustments, on April 22, 2022; provided that no such conversion may be made that would result in beneficial ownership by Lind and its affiliates of more than 4.99% of the Company’s outstanding shares of common stock. If shares are issued by the Company at less than the conversion price, the conversion price will be reduced to such price.

Upon a change of control of the Company, as defined in the 2022 Lind Note, Lind has the right to require the Company to prepay 10% of the outstanding principal amount of the 2022 Lind Note. The Company may prepay the outstanding principal amount of the note, provided Lind may convert up to 25% of the principal amount of the 2022 Lind Note at a price per share equal to the lesser of the Repayment Share Price or the conversion price. The 2022 Lind Note contains certain negative covenants, including restricting the Company from certain distributions, stock repurchases, borrowing, sale of assets, loans and exchange offers.

Upon an event of default as described in the 2022 Lind Note, the 2022 Lind Note will become immediately due and payable at a default interest rate of 125% of the then outstanding principal amount. Upon a default, all or a portion of the outstanding principal amount may be converted into shares of common stock by Lind at the lower of the conversion price and 80% of the average of the three lowest daily VWAPs.

During the year ended December 31, 2022, the Company made principal payments on the note totaling $1,666,666 through the issuance of an aggregate of 13,333 shares of common stock and cash payments of $1,175,973 which included $899,999 principal payments and additional payments requested by Lind pursuant to the terms of the note. As of December 31, 2022, the outstanding balance on the 2022 Lind Note was $3,439,558, net of debt discount of $643,777.

During the year ended December 31, 2023, the Company made aggregate principal payments on the 2022 Lind Note of $2,075,900 through the issuance of an aggregate of 27,584 shares of common stock. On September 15, 2023, the Company paid $2,573,142 to Lind and the 2022 Lind Note was extinguished.

2023 Note

On May 30, 2023, the Company entered into a securities purchase agreement (the “Purchase Agreement”) with Lind pursuant to which the Company issued to Lind a secured, two-year, interest free convertible promissory note in the principal amount of $1,200,000 (the “2023 Lind Note”) and a warrant (the “Lind Warrant”) to purchase 8,701 shares of common stock of the Company commencing six months after issuance and exercisable for five years at an exercise price of $122.50 per share. The Lind Warrant includes cashless exercise and full ratchet anti-dilution provisions. In connection with the issuance of the Lind Note and the Lind Warrant, the Company paid Lind a $50,000 commitment fee. The proceeds from the sale of the Note and Warrant are for general working capital purposes.

In connection with the issuance of the 2022 Lind Note, the Company and Lind amended the 2022 Security Agreement to include the new 2023 Lind Note, pursuant to an amended and restated security agreement, dated May 30, 2023, between the Company and Lind.

The Company agreed to file a registration statement with the Securities and Exchange Commission covering the resale of the shares of common stock issuable pursuant to the 2023 Lind Note and Lind Warrant. If the registration statement is not declared effective within 90 days the 2023 Lind Note will be in default. Lind was also granted piggyback registration rights.

If the Company engages in capital raising transactions, Lind has the right to purchase up to 20% of the new securities for 24 months.

The 2023 Lind Note is convertible into common stock of the Company after the earlier of 90 days from issuance or the date the registration statement is effective, provided that no such conversion may be made that would result in beneficial ownership by Lind and its affiliates of more than 4.99% of the Company’s outstanding shares of common stock. The conversion price of the 2023 Lind Note is equal to the lesser of: (i) $120.00; or (ii) 90% of the lowest single volume-weighted average price during the twenty-trading day period ending on the last trading day immediately preceding the applicable conversion date, subject to customary adjustments. The maximum number of shares of common stock to be issued in connection with the conversion of the 2023 Lind Note and the exercise of the Lind Warrant, in the aggregate, will not, exceed 19.9% of the outstanding shares of common stock of the Company immediately prior to the date of the 2023 Lind Note, in accordance with NASDAQ rules and guidance. Due to the variable conversion price of the 2023 Lind Note, the embedded conversion feature was accounted as a derivative liability. The Company estimated the fair values of the derivative liability using the Black-Scholes option pricing model and using the following key assumptions at issuance and at December 31, 2023: stock price of $107.00 and $7.00; exercise price of $120.00 and $6.50, risk free rate of 4.46% and 4.79%, volatility of 150.46% and 134.99%; and expected term of two years and one and a half years.

The 2023 Lind Note contains certain negative covenants, including restricting the Company from certain distributions, stock repurchases, borrowing, sale of assets, loans and exchange offers.

Upon the occurrence of an event of default as described in the 2023 Lind Note, the 2023 Lind Note will become immediately due and payable at a default interest rate of 120% of the then outstanding principal amount of the Lind Note.

The Warrant entitles the Investor to purchase up to 8,701 shares of common stock of the Company during the exercise period commencing on the date that is six months after the issue date (“Exercise Period Commencement”) and ending on the date that is sixty months from the Exercise Period Commencement at an exercise price of $122.50 per share, subject to customary adjustments. The Warrant includes cashless exercise and full ratchet anti-dilution provisions.

On July 27, 2023, the Company, entered into a First Amendment to the Purchase Agreement (the “Purchase Agreement Amendment”) with Lind, which provided for the issuance of further senior convertible promissory notes up to an aggregate principal amount of up to $1,800,000 and the issuance of additional warrants in such amounts as the Company and Lind shall mutually agree.

Pursuant to the Purchase Agreement Amendment, the Company issued to Lind a two-year, interest free convertible promissory note in the principal amount of $300,000 and a warrant to purchase 3,505 shares of common stock of the Company at an exercise price of $67.00 per share for $250,000. In connection with the issuance of the note and the warrant, the Company paid a $12,500 commitment fee. The proceeds from the sale of the note and warrant are for general working capital purposes.

Due to the variable conversion price of the Purchase Agreement Amendment, the embedded conversion feature was accounted as a derivative liability. The Company estimated the fair values of the derivative liability using the Black-Scholes option pricing model and using the following key assumptions at issuance and at December 31, 2023: stock price of $53.50 and $7.00; exercise price of $46.50 and $7.00, risk free rate of 4.91% and 4.79%, volatility of 45.51% and 133.54%; and expected term of two years and one and a half years.

As of December 31, 2023, the outstanding balance on the notes was $1,500,000, net of debt discount of $1,018,671, and totaling $481,329. As of December 31, 2023, the total derivative liability and warrant liability was $1,047,049 and $1,574, respectively.

Agile Lending, LLC loan

On June 14, 2023, the Company, and Keeler & Co. (the “Borrowers”) entered into a subordinated business loan and security agreement with Agile Lending, LLC as lead lender (“Agile”) and Agile Capital Funding, LLC as collateral agent (“Agile Capital”), which provides for a term loan to the Company in the amount of $525,000 which principal and interest (of $231,000) is due on December 15, 2023. Commencing June 23, 2023, the Company is required to make weekly payments of $29,077 until the due date. The loan may be prepaid subject to a prepayment fee. An administrative agent fee of $25,000 was paid on the loan which was recognized as a debt discount and amortized over the term of the loan. In connection with the loan, Agile was issued a subordinated secured promissory note, dated June 14, 2023, in the principal amount of $525,000 which note is secured by all of the Borrowers’ assets, including receivables. For the year ended December 31, 2023, the Company made principal and interest payments on the loan totaling $525,000 and $114,692, respectively, and the outstanding interest balance was refinanced in the January 2024 loan.

On October 19, 2023, the Borrowers entered into a subordinated business loan and security agreement with Agile and Agile Capital as collateral agent, which provides for a term loan to the Company in the amount of $210,000 which principal and interest (of $84,000) is due on April 1, 2024. Commencing October 19, 2023, the Company is required to make weekly payments of $12,250 until the due date. The loan may be prepaid subject to a prepayment fee. An administrative agent fee of $10,000 was paid on the loan which was recognized as a debt discount and amortized over the term of the loan. In connection with the loan, Agile was issued a subordinated secured promissory note, dated October 19, 2023, in the principal amount of $210,000 which note is secured by all of the Borrowers’ assets, including receivables. For the year ended December 31, 2023, the Company made principal payments on the loan totaling $98,000 and no interest payments were made.

First West Credit Union CEBA Loan

On June 24, 2021, the Company assumed a commercial term loan with First West Credit Union Canada Emergency Business Account (“CEBA”) in the principal amount of CAD$60,000 in connection with the acquisition of TOBC. The loan initially bears no interest and is due on December 31, 2025. The loan was amended on October 19, 2022 to extend the loan forgiveness date from December 31, 2022 to December 31, 2023. If less than 75% of the loan amount was outstanding at December 31, 2023, the then outstanding balance will be converted to interest only monthly payments at 5.0%. As of December 31, 2023, the outstanding balance on the loan was CAD$60,000.